UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/13 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	S E M I - A N N U A L R E P O R T
	7 Times Square 21st Floor	S e p t e m b e r 30, 2013
New York, NY 10036-6524
Value Line Small Cap Opportunities Fund, Inc. (formerly, Value Line Emerging Opportunities Fund, Inc.) Value Line Asset Allocation Fund, Inc.
DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Funds (obtainable from the Distributor).

#00101722

To Our Shareholders (unaudited):

Enclosed is your combined semi-annual report for Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc. (individually a “Fund” and collectively, the “Funds”) for the six months ended September 30, 2013. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

Value Line Small Cap Opportunities Fund

We are pleased to report that the Value Line Small Cap Opportunities Fund, Inc. earned a total return of 13.34% for the latest 6-month period, after deducting operating expenses and fees. That compared with a total return of 13.61% for the Russell 2000 Index(1), an unmanaged benchmark of small-cap stocks. Versus the benchmark, the Fund did well in avoiding the laggards of the Financial Services sector, and it also benefited from our stock selection in the Industrials sector, where holdings such as Heico Corp. and Chart Industries each rose over 50%. Another key driver was a 37% gain in the Fund’s largest holding, Middleby Corp., a global leader in the food service equipment industry. On the negative side, the Fund was not invested in several large gainers in the Healthcare sector of the benchmark index.

Celebrating its 20th anniversary this year, the Fund has done very well for its shareholders since its inception on June 23, 1993. From that date through September 30, 2013, your Fund has delivered average annual total returns of 11.87%, versus 9.41% for the benchmark Russell 2000. For the periods ended September 30, 2013, the Fund returned 31.68% for one year, 12.36% annualized for five years, and 10.02% annualized for ten years (The annualized expense ratio for the six months ended September 30, 2013 is 1.26%).

Morningstar, the independent mutual fund advisory service, awards an overall rank of Four Stars to the Fund out of 634 funds in the Mid-Cap Growth category (3-yrs 5 stars/634 funds, 5-yrs 3/551 & 10-yrs 4/408) and indicates that the Fund has outperformed its peer group over each measured time period through September 30, 2013---one year, three years, five years, ten years and fifteen years. We are especially pleased to note that this has been accomplished even while exposing shareholders to less risk than its peer group: Morningstar not only gives the Fund an overall Risk Rating of Below Average (3-yrs Low, 5-yrs Below Average & 10-yrs Below Average), but it also publishes data that shows the Fund has had lower volatility than peers over each measured time period.

Lipper Inc., another independent fund advisory service, awards its top Lipper Leader Rating of 5 to the Fund for Preservation of Capital versus 10,489 equity funds for the overall period (3-yrs 5 rating/10,489 funds, 5-yrs 5/8,866 & 10-yrs 4/5,119). We are also pleased to note that Kiplinger’s magazine, in its annual mutual fund rankings published in September, named your Fund as a top-ten performer in the Midsize-Company Stock Funds category for the three-year period.

Responsible for this track record is our disciplined, repeatable investment strategy. We invest in high-quality companies—those with solid records of consistent growth in both earnings and stock price, built upon enviable stables of proprietary products and services. At the same time, we limit trading costs by sticking with these proven winners for as long as merited by their performance. Annual portfolio turnover has averaged a modest 11% over the past five fiscal years. But we do not hesitate to sell when a leader transforms into a laggard, replacing the issue with a company that shows superior operating and stock price momentum. The Fund is well diversified with about 150 stockholdings across a wide variety of industries. We typically invest less than ½ of 1% of assets in any new holding, though successful investments can then grow to well over 1% of assets.

2

Our time-tested discipline, including our emphasis on higher-quality stocks and the portfolio’s wide diversification, will continue to limit risk exposure, we believe. This is key to meeting the Fund’s long-term objective of producing solid total returns for our shareholders. At the helm is the same portfolio manager, Stephen E. Grant, who has piloted the Fund since 1998.

Value Line Asset Allocation Fund

We are pleased to report that the Value Line Asset Allocation Fund, Inc. earned a total return of 6.12% for the six-month period ending September 30, 2013. That outpaced the 4.28% total return of the Fund’s blended 60/40 benchmark, which consists of a 60% weighting of the Standard & Poor’s 500 Stock Index(2) (up 8.31% for the period) and a 40% weighting of the Barclays U.S. Aggregate Bond Index(3) (down 1.77% for the period). The Fund benefited from its asset allocation during the period, specifically our overweighting of stocks and underweighting of bonds. Also a plus was stock selection, particularly our overweighting of two strong sectors, Industrials and Consumer Discretionary.

Also celebrating its 20th anniversary this year, your Fund has delivered an annualized average total return of 9.94% from inception on August 24, 1993 through September 30, 2013. Those returns handily surpassed the 8.70% total return of the S&P 500 stock index over the same period. The Fund returned 16.43% for one year, 9.23% annualized for five years and 8.16% annualized for ten years (The annualized expense ratio for the six months ended September 30, 2013 is 1.16% gross and 1.06% net*). It’s noteworthy that this has been accomplished even while the Fund held a significant portion of its assets in cash and high-quality bonds, thus limiting the risk exposure of our shareholders. According to the two leading independent mutual fund advisory services, Morningstar and Lipper Inc., the Fund ranks in the top quartile of its peer group for performance over every measured time period through September 30, 2013---one year, three years, five years, ten years and (published by Morningstar only) fifteen years. The Fund has also widely outpaced the 60/40 benchmark over each of these time periods. Stephen Grant has been lead manager of the Fund since inception, and financial industry veterans Liane Rosenberg and Jeffrey Geffen manage the bonds/cash portion of the portfolio.

Morningstar awards your Fund the top rank of Five Stars for each applicable time period and overall (among 337 funds for three years, 300 funds for five years, 136 funds for ten years and 337 funds overall). In addition, it gives the Fund an overall Return rating of Above Average (3-yrs High, 5 & 10-yrs Above Average) and an overall Risk rating of Below Average (3 & 5-yrs Low, 10-yrs Below Average) compared to category peers, an enviable combination of Return and Risk. Lipper Inc. awards the Fund its top Lipper Leader rank of 5 for Overall Total Returni (508 funds), Consistent Returnii (504) and Tax Efficiencyiii (507). The Fund also has been included on the prestigious Schwab Mutual Fund OneSource Select List since August 2012 and we recently learned that the Fund will also be included on Schwab’s Mutual Fund Select List Advisor Edition starting in the fourth quarter of 2013.

We note, too, that Kiplinger’s magazine, in its annual mutual fund rankings published in September, named your Fund a top-three performer in the Hybrid Funds category for the three-year period.

3

Key to the Fund’s long-term success is our disciplined, repeatable investment strategy. This is a portfolio of growth stocks, representing companies that have demonstrated an ability to increase their earnings and stock price consistently over the past decade or more. The resulting high quality of the portfolio’s holdings is one way that we limit the risk exposure to our shareholders. At the same time, we are ever-vigilant to changes in a company’s performance, monitoring each holding’s operating results, stock price action, trading volume and underlying investor psychology.

Yet another way we reduce risk is through wide diversification of the stock portfolio. The Fund currently holds about 200 stocks across many different industries and representing a wide range of company sizes. Large-capitalization companies make up about 40% of the stock investments; mid-cap, 40%; and small-cap, 20%. As for bondholdings, the Fund’s mandate is to invest only in higher-quality issues. The portfolio currently holds a variety of Treasury, agency and corporate bonds, primarily of short to intermediate maturities.

The Fund’s asset allocation ended the latest six-month period at about the same place where it began—approximately 70% of assets in stocks, 25% in bonds and 5% in cash equivalents. During the period, though, the stock allocation ranged between 65% and 75% as we took advantage of short-term opportunities to buy or sell stocks. Asset allocation of the Fund is primarily determined by Value Line’s proprietary stock market model, which monitors certain economic and financial variables.

We will maintain our disciplined investment process to manage risk levels and to pursue attractive total returns for our shareholders. Thank you for your continued confidence in us.

/s/ Mitchell E. Appel
Mitchell E. Appel
President

/s/ Stephen E. Grant
Stephen E. Grant Portfolio Manager

i	Total return: 3-yrs 5/508 funds, 5-yrs 4/470 & 10-yrs 5/265
ii	Consistent return: 3-yrs 5/504 funds, 5-yrs 4/466 & 10-yrs 5/260
iii	Tax Efficiency: 3-yrs 4/507 funds, 5-yrs 5/469 & 10-yrs 5/265

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(1)
The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

(2)
The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(3)
The Barclay’s Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollardenominated,fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS(agency fixedrate and hybrid ARM pass-through’s), ABS, and CMBS.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained free of charge by going to our website at www.vlfunds.com or calling 800.243.2729.

* For the period August 1, 2013 through July 31, 2014 EULAV Securities LLC (the “Distributor”) contractually agreed to waive a portion of the Fund’s Rule 12b-1 fee in an amount equal to 0.10% of the Fund’s average daily net assets. The waiver cannot be terminated before July 31, 2014 without the approval of the Fund’s Board of Directors. For various periods, the Distributor similarly waived a portion of the Fund’s Rule 12b-1 fee. The Fund’s performance would be lower in the absence of such waivers.

The Morningstar RatingTM for funds methodology rates funds based on an enhanced Morningstar Risk-Adjusted Return measure, which also accounts for the effects of all sales charges, loads, or redemption fees. Funds are ranked by their Morningstar Risk-Adjusted Return scores and stars are assigned using the following scale: 5 stars for top 10%; 4 stars next 22.5%; 3 stars next 35%; 2 stars next 22.5%; 1 star for bottom 10%. Funds are rated for up to three periods: the trailing three-, five-, and 10-years. For a fund that does not change categories during the evaluation period, the overall rating is calculated using the following weights: At least 3 years, but less than 5 years uses 100% three-year rating. At least 5 years but less than 10 years uses 60% five-year rating/40% three-year rating. At least 10 years uses 50% ten-year rating/30% five-year rating/20% three-year rating.

Lipper Leader ratings are derived from highly sophisticated formulas that analyze funds against clearly defined criteria. Funds are compared to similar funds, and only those that truly stand out are awarded Lipper Leader status. Funds are ranked against their peers on each of four measures: Total Return , Consistent Return, Preservation, and Expense. A fifth measure, Tax Efficiency , applies in the United States. Scores are subject to change every month and are calculated for the following periods: 3-year, 5-year, 10-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for each measure over 3-year, 5-year, and 10-year periods (if applicable). For each measure, the highest 20% of funds in each peer group are named Lipper Leaders. The next 20% receive a rating of 4; the middle 20% are rated 3; the next 20% are rated 2, and the lowest 20% are rated 1.

5

 Economic Highlights (unaudited):

The S&P 500 continued its upward climb in 2013 returning over 19% through September 30th. The equity market found support from a significantly stronger real estate market and a modest drop in the national unemployment rate from 2012 levels.

Real Gross Domestic Product is estimated to have increased at an annual rate of 2.8% in the third quarter of 2013. This rate reflected a modestly growing economy, marking a slight increase over the real GDP rate in the second quarter of 2.5%. The third quarter number reflected positive contributions from personal consumption expenditures, rising inventories and state and local spending. Housing data indicate that the housing market continues to gain strength although regional variations exist. Manufacturing has also shown particular strength with the National ISM Manufacturing Index rising at the fastest pace since July.

The U.S. continues to see moderate but unspectacular job growth. This is reflected in a drop in unemployment from 7.8% at the close of 2012 to 7.3% at the end of September 2013. The makeup of job growth has been disappointing, with hiring generally concentrated in sectors representative of low-wage jobs.

The Fed has had ongoing discussions about the possibility of reducing its monthly bond-buying program that has been in place for several years. It is clear that the decision to commence tapering of this program remains data dependent. Janet Yellen, the newly designated Federal Reserve Board Chairman, is continuing Ben Bernanke’s focus on key market data, including unemployment and inflation, as the basis for the lifting of economic stimulus. As noted above, the unemployment rate, at 7.3%, remains moderately higher than the Fed target rate of 6.5%. Additionally, the inflation rate remains lower than the Fed would prefer before slowing its bond buying program. The Consumer Price Index increased only 0.2% in September, rising 1.2% over the last 12 months. Consequently, many economists are targeting March 2014 as the time when the Fed will begin tapering the QE3 program.

6

FUND EXPENSES (unaudited):

Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 through September 30, 2013).

Actual Expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/13	Ending account value 9/30/13	Expenses paid during period 4/1/13 thru 9/30/13*

Actual
Value Line Small Cap Opportunities Fund, Inc.	$1,000.00	$1,133.44	$6.76
Value Line Asset Allocation Fund, Inc.	1,000.00	1,061.18	5.47
Hypothetical (5% return before expenses)
Value Line Small Cap Opportunities Fund, Inc.	1,000.00	1,018.74	6.39
Value Line Asset Allocation Fund, Inc.	1,000.00	1,019.76	5.36

*
Expenses are equal to the Funds’ annualized expense ratio of 1.26% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. These expense ratios may differ from the expense ratios shown in the Financial Highlights.

7

Value Line Small Cap Opportunities Fund, Inc. Portfolio Highlights at September 30, 2013 (unaudited)

Ten Largest Holdings
Issue	Shares	Value	Percentage of Net Assets
Middleby Corp. (The)	42,600	$8,899,566	2.6%
Waste Connections, Inc.	154,500	7,015,845	2.0%
Lennox International, Inc.	91,600	6,893,816	2.0%
HEICO Corp.	91,796	6,218,261	1.8%
Lincoln Electric Holdings, Inc.	88,800	5,915,856	1.7%
Flowers Foods, Inc.	269,550	5,779,152	1.7%
AptarGroup, Inc.	95,200	5,724,376	1.7%
Acuity Brands, Inc.	62,200	5,723,644	1.7%
Stifel Financial Corp.	135,500	5,585,310	1.6%
South Jersey Industries, Inc.	91,400	5,354,212	1.5%
Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities*

* Sector weightings exclude short-term investments.
8

Value Line Asset Allocation Fund, Inc. Portfolio Highlights at September 30, 2013 (unaudited)

Ten Largest Holdings
Issue	Shares/Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Notes, 1.00%, 9/30/16	$2,350,000	$2,374,233	1.2%
U.S. Treasury Notes, 1.38%, 9/30/18	$1,850,000	1,848,699	1.0%
MasterCard, Inc. Class A	2,700	1,816,506	0.9%
NIKE, Inc. Class B	25,000	1,816,000	0.9%
Union Pacific Corp.	10,600	1,646,604	0.9%
Danaher Corp.	23,400	1,622,088	0.8%
Roper Industries, Inc.	12,200	1,621,014	0.8%
TJX Companies, Inc. (The)	28,000	1,578,920	0.8%
Kirby Corp.	17,700	1,531,935	0.8%
Stericycle, Inc.	13,000	1,500,200	0.8%
Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities*

* Sector weightings exclude short-term investments.
9

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (94.0%)
	CONSUMER DISCRETIONARY (11.3%)
81,000	Brinker International, Inc.	$3,282,930
17,500	Buckle, Inc. (The) (1)	945,875
24,800	Buffalo Wild Wings, Inc. *	2,758,256
23,000	Carter’s, Inc.	1,745,470
37,000	Ctrip.com International Ltd. ADR *	2,161,910
71,000	Domino’s Pizza, Inc.	4,824,450
24,000	DSW, Inc. Class A	2,047,680
34,000	Fifth & Pacific Cos., Inc. *	854,420
15,000	Genesco, Inc. *	983,700
5,600	Hanesbrands, Inc.	348,936
7,000	John Wiley & Sons, Inc. Class A	333,830
40,000	Life Time Fitness, Inc. * (1)	2,058,800
130,000	LKQ Corp. *	4,141,800
20,800	Monro Muffler Brake, Inc.	966,992
23,400	O’Reilly Automotive, Inc. *	2,985,606
24,400	Penn National Gaming, Inc. *	1,350,784
18,400	Pool Corp.	1,032,792
21,600	Signet Jewelers Ltd.	1,547,640
82,750	Wolverine World Wide, Inc.	4,818,532
		39,190,403

	CONSUMER STAPLES (5.3%)
6,000	B&G Foods, Inc. (1)	207,300
18,000	Boston Beer Co., Inc. (The) Class A * (1)	4,395,780
39,000	Casey’s General Stores, Inc.	2,866,500
42,000	Church & Dwight Co., Inc.	2,522,100
269,550	Flowers Foods, Inc.	5,779,152
56,000	Harris Teeter Supermarkets, Inc.	2,754,640
		18,525,472

	ENERGY (1.7%)
42,200	Atwood Oceanics, Inc. *	2,322,688
8,200	Dril-Quip, Inc. *	940,950
11,000	Energen Corp.	840,290
34,000	Hornbeck Offshore Services, Inc. *	1,952,960
		6,056,888

Shares		Value
	FINANCIALS (9.3%)
5,400	Allied World Assurance Co. Holdings AG	$536,706
7,260	Amtrust Financial Services, Inc. (1)	283,575
87,300	Arch Capital Group Ltd. *	4,725,549
18,000	Brown & Brown, Inc.	577,800
21,600	Commerce Bancshares, Inc.	946,296
8,000	Eaton Vance Corp.	310,640
46,800	Equity Lifestyle Properties, Inc. REIT	1,599,156
33,700	Equity One, Inc. REIT	736,682
30,800	First Cash Financial Services, Inc. *	1,784,860
23,874	First Financial Bankshares, Inc. (1)	1,404,269
48,100	Portfolio Recovery Associates, Inc. *	2,883,114
90,600	ProAssurance Corp.	4,082,436
35,000	Prosperity Bancshares, Inc.	2,164,400
4,000	RenaissanceRe Holdings Ltd.	362,120
46,200	RLI Corp.	4,038,804
135,500	Stifel Financial Corp. *	5,585,310
6,000	Tanger Factory Outlet Centers REIT	195,900
		32,217,617

	HEALTH CARE (4.0%)
89,000	Akorn, Inc. *	1,751,520
19,256	Catamaran Corp. *	884,813
10,600	Henry Schein, Inc. *	1,099,220
30,600	HMS Holdings Corp. *	658,206
12,000	IDEXX Laboratories, Inc. *	1,195,800
25,600	Mednax, Inc. *	2,570,240
16,600	MWI Veterinary Supply, Inc. *	2,479,376
37,000	Owens & Minor, Inc. (1)	1,279,830
13,000	STERIS Corp.	558,480
44,800	VCA Antech, Inc. *	1,230,208
		13,707,693

	INDUSTRIALS (37.8%)
50,000	Actuant Corp. Class A	1,942,000
62,200	Acuity Brands, Inc.	5,723,644
43,200	Advisory Board Co. (The) *	2,569,536
49,075	AMETEK, Inc.	2,258,432

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)

Shares		Value
17,400	Applied Industrial Technologies, Inc.	$896,100
66,400	AZZ, Inc.	2,779,504
43,200	Carlisle Companies, Inc.	3,036,528
30,000	Chart Industries, Inc. *	3,691,200
15,000	Chicago Bridge & Iron Co. N.V.	1,016,550
65,000	CLARCOR, Inc.	3,609,450
25,800	Clean Harbors, Inc. *	1,513,428
40,400	Copart, Inc. *	1,284,316
26,600	Dun & Bradstreet Corp. (The)	2,762,410
85,000	EnerSys	5,153,550
42,000	EnPro Industries, Inc. *	2,528,820
63,200	Esterline Technologies Corp. *	5,049,048
54,300	Genesee & Wyoming, Inc. Class A *	5,048,271
35,500	Graco, Inc.	2,629,130
1,700	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (1)	185,062
26,600	Healthcare Services Group, Inc.	685,216
91,796	HEICO Corp.	6,218,261
26,200	HUB Group, Inc. Class A *	1,027,826
60,400	IDEX Corp.	3,941,100
70,000	ITT Corp.	2,516,500
44,000	Kirby Corp. *	3,808,200
7,000	Landstar System, Inc.	391,860
91,600	Lennox International, Inc.	6,893,816
88,800	Lincoln Electric Holdings, Inc.	5,915,856
16,200	Macquarie Infrastructure Co. LLC	867,348
42,600	Middleby Corp. (The) *	8,899,566
32,400	Nordson Corp.	2,385,612
66,000	Oshkosh Corp. *	3,232,680
9,000	RBC Bearings, Inc. *	593,010
91,600	Rollins, Inc.	2,428,316
22,800	Roper Industries, Inc.	3,029,436
6,000	Rush Enterprises, Inc. Class A *	159,060
11,400	Stericycle, Inc. *	1,315,560
45,700	Teledyne Technologies, Inc. *	3,881,301
65,400	Toro Co. (The)	3,554,490
20,600	Valmont Industries, Inc.	2,861,546
60,400	Wabtec Corp.	3,797,348

Shares		Value
154,500	Waste Connections, Inc.	$7,015,845
51,600	Woodward Inc.	2,106,828
		131,203,560

	INFORMATION TECHNOLOGY (9.1%)
46,800	Advent Software, Inc.	1,485,900
29,800	Anixter International, Inc. *	2,612,268
35,926	ANSYS, Inc. *	3,108,318
4,000	Coherent, Inc.	245,800
14,900	CommVault Systems, Inc. *	1,308,667
42,100	Concur Technologies, Inc. * (1)	4,652,050
19,200	Heartland Payment Systems, Inc. (1)	762,624
36,200	j2 Global, Inc. (1)	1,792,624
34,200	MICROS Systems, Inc. *	1,707,948
66,000	NCR Corp. *	2,614,260
20,258	Tyler Technologies, Inc. *	1,771,967
30,400	Ultimate Software Group, Inc. (The) *	4,480,960
56,000	WEX, Inc. *	4,914,000
		31,457,386

	MATERIALS (8.0%)
95,200	AptarGroup, Inc.	5,724,376
3,500	Compass Minerals International, Inc.	266,945
31,000	Cytec Industries, Inc.	2,522,160
46,600	Greif, Inc. Class A	2,284,798
16,400	KapStone Paper and Packaging Corp.	701,920
17,000	NewMarket Corp. (1)	4,894,470
40,000	Packaging Corp. of America	2,283,600
22,000	Rockwood Holdings, Inc.	1,471,800
20,000	Scotts Miracle-Gro Co. (The) Class A	1,100,600
28,400	Sigma-Aldrich Corp.	2,422,520
88,400	Silgan Holdings, Inc.	4,154,800
		27,827,989

	TELECOMMUNICATION SERVICES (1.0%)
42,000	SBA Communications Corp. Class A *	3,379,320

See Notes to Financial Statements.
11

September 30, 2013

Shares		Value
	UTILITIES (6.5%)
29,600	Atmos Energy Corp.	$1,260,664
43,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	430,272
26,600	Cleco Corp.	1,192,744
36,800	El Paso Electric Co.	1,229,120
51,000	ITC Holdings Corp.	4,786,860
27,600	New Jersey Resources Corp.	1,215,780
22,800	Northwest Natural Gas Co.	957,144
6,800	NorthWestern Corp.	305,456
53,200	Piedmont Natural Gas Co., Inc.	1,749,216
95,000	Questar Corp.	2,136,550
91,400	South Jersey Industries, Inc.	5,354,212
38,600	Southwest Gas Corp.	1,930,000
		22,548,018
	TOTAL COMMON STOCKS
	(Cost $181,105,436)
	(94.0%)	326,114,346

Principal Amount		Value
SHORT-TERM INVESTMENTS (10.6%)
	REPURCHASE AGREEMENTS (5.8%)
$20,300,000	With Morgan Stanley, 0.02%, dated 09/30/13, due 10/01/13, delivery value $20,300,011 (collateralized by $20,620,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $20,722,861)	20,300,000

Principal Amount		Value
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (4.8%)
$6,094,293	Joint Repurchase Agreement with Morgan Stanley, 0.05%, dated 09/30/13, due 10/01/13, delivery value $6,094,301 (collateralized by $6,216,178 U.S. Treasury STRIPS Zero Coupon Notes due 11/15/15 - 08/15/23, U.S. Treasury Notes 0.250% - 1.250% due 09/15/15 - 09/30/15, and U.S. Treasury Bonds 6.125% due 11/15/27, with a value of $6,152,485)	$6,094,293
6,371,306	Joint Repurchase Agreement with Barclays, 0.06%, dated 09/30/13, due 10/01/13, delivery value $6,371,316 (collateralized by $6,498,752 U.S. Treasury Inflation Indexed Notes 0.500% due 04/15/15, with a value of $6,484,189)	6,371,306
4,155,199	Joint Repurchase Agreement with Credit Suisse First Boston, 0.05%, dated 09/30/13, due 10/01/13, delivery value $4,155,205 (collateralized by $4,238,715 U.S. Treasury Notes 0.250% due 10/15/15, with a value of $4,233,846)	4,155,199
		16,620,798

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,920,798) (10.6%)	36,920,798

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)

Principal Amount	Value
TOTAL INVESTMENT SECURITIES (104.6%)
(Cost $218,026,234)	$363,035,144

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–4.6%)	(15,922,883)
NET ASSETS (100%)	$347,112,261

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($347,112,261 ÷ 7,232,587 shares outstanding)	$47.99

(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $16,333,274.
*	Non-income producing.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

See Notes to Financial Statements.
13

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (70.6%)
	CONSUMER DISCRETIONARY(8.4%)
2,200	AutoZone, Inc. *	$930,006
5,400	BorgWarner, Inc	547,506
16,000	Brinker International, Inc	648,480
4,000	Buffalo Wild Wings, Inc. *	444,880
5,000	Darden Restaurants, Inc.	231,450
17,200	Dick’s Sporting Goods, Inc.	918,136
3,000	DSW, Inc. Class A	255,960
9,000	Genuine Parts Co	728,010
2,000	Gildan Activewear, Inc.	92,880
4,100	John Wiley & Sons, Inc. Class A	195,529
6,000	Johnson Controls, Inc.	249,000
28,000	LKQ Corp. *	892,080
9,200	Luxottica Group S.p.A. ADR	483,644
6,000	McDonald’s Corp.	577,260
10,200	Movado Group, Inc.	446,250
25,000	NIKE, Inc. Class B	1,816,000
5,000	O’Reilly Automotive, Inc. *	637,950
8,100	Penn National Gaming, Inc. *	448,416
4,500	Pool Corp.	252,585
2,000	Service Corporation International	37,240
9,000	Starbucks Corp.	692,730
28,000	TJX Companies, Inc. (The)	1,578,920
5,200	VF Corp.	1,035,060
13,000	Wolverine World Wide, Inc.	756,990
17,400	Yum! Brands, Inc.	1,242,186
		16,139,148

	CONSUMER STAPLES (7.6%)
3,500	Boston Beer Co., Inc. (The) Class A *	854,735
38,000	BRF S.A. ADR (1)	932,140
3,300	British American Tobacco PLC ADR (1)	346,995
4,000	Bunge Ltd.	303,640
8,000	Casey’s General Stores, Inc.	588,000
15,200	Church & Dwight Co., Inc.	912,760
5,300	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	667,694
7,000	Costco Wholesale Corp.	805,840
5,600	Diageo PLC ADR	711,648
9,400	Energizer Holdings, Inc.	856,810
23,175	Flowers Foods, Inc.	496,872

Shares		Value
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	$524,286
23,000	General Mills, Inc.	1,102,160
14,400	Hormel Foods Corp.	606,528
7,000	Ingredion, Inc.	463,190
4,800	J&J Snack Foods Corp.	387,456
8,000	McCormick & Co., Inc.	517,600
4,000	Nestle SA ADR	278,400
18,000	PepsiCo, Inc.	1,431,000
19,000	Reynolds American, Inc.	926,820
13,600	Whole Foods Market, Inc.	795,600
		14,510,174

	ENERGY (3.3%)
12,000	Atwood Oceanics, Inc. *	660,480
10,000	Chevron Corp.	1,215,000
3,000	Core Laboratories N.V.	507,630
14,000	Enbridge, Inc.	584,360
10,000	EQT Corp.	887,200
11,400	FMC Technologies, Inc. *	631,788
20,000	Noble Energy, Inc.	1,340,200
4,000	Oceaneering International, Inc.	324,960
7,000	Ultrapar Participacoes S.A. ADR
		172,130
		6,323,748

	FINANCIALS (8.7%)
13,000	ACE Ltd.	1,216,280
7,600	Affiliated Managers Group, Inc. *	1,388,064
18,300	AFLAC, Inc.	1,134,417
2,300	Alleghany Corp. *	942,195
10,400	American Campus Communities, Inc. REIT	355,160
7,400	American Tower Corp. REIT	548,562
11,700	Arch Capital Group Ltd. *	633,321
4,400	Bank of Montreal	294,008
5,500	Bank of Nova Scotia (1)	315,205
3,300	BlackRock, Inc.	893,046
5,600	BOK Financial Corp.	354,760
1,000	BRE Properties, Inc. REIT	50,760
14,000	Brown & Brown, Inc.	449,400
7,600	Camden Property Trust REIT	466,944
6,000	Eaton Vance Corp.	232,980
3,000	Enstar Group Ltd. *	409,800
12,400	Equity One, Inc. REIT	271,064

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)

Shares		Value
2,400	FBL Financial Group, Inc. Class A	$107,760
7,000	HCP, Inc. REIT	286,650
4,000	LTC Properties, Inc. REIT	151,920
10,000	M&T Bank Corp.	1,119,200
6,000	PartnerRe Ltd.	549,240
8,400	Portfolio Recovery Associates, Inc. *	503,496
5,000	Principal Financial Group, Inc.	214,100
8,400	ProAssurance Corp.	378,504
9,600	Prosperity Bancshares, Inc.	593,664
7,500	Prudential Financial, Inc.	584,850
8,900	RLI Corp.	778,038
7,400	Royal Bank of Canada	475,154
6,600	Signature Bank *	604,032
10,000	Wells Fargo & Co.	413,200
		16,715,774

	HEALTH CARE (7.3%)
3,600	Akorn, Inc. *	70,848
11,000	Alexion Pharmaceuticals, Inc. *	1,277,760
2,800	Allergan, Inc.	253,260
2,000	Becton, Dickinson & Co.	200,040
6,000	Bio-Rad Laboratories, Inc. Class A *	705,360
2,400	Bio-Reference Laboratories, Inc. * (1)	71,712
6,600	C.R. Bard, Inc.	760,320
7,200	Catamaran Corp. *	330,840
27,200	Cerner Corp. *	1,429,360
600	Cooper Cos., Inc. (The)	77,814
1,400	DENTSPLY International, Inc.	60,774
8,800	Express Scripts Holding Co. *	543,664
10,700	Henry Schein, Inc. *	1,109,590
7,000	IDEXX Laboratories, Inc. *	697,550
8,000	McKesson Corp.	1,026,400
10,200	Mednax, Inc. *	1,024,080
6,100	Mettler-Toledo International, Inc. *	1,464,549
4,000	MWI Veterinary Supply, Inc. *	597,440
2,000	Novo Nordisk A/S ADR	338,440
9,000	ResMed, Inc. (1)	475,380
13,300	Thermo Fisher Scientific, Inc.	1,225,595

Shares		Value
2,000	Universal Health Services, Inc. Class B	$149,980
		13,890,756

	INDUSTRIALS (20.8%)
10,600	Acuity Brands, Inc.	975,412
7,600	Advisory Board Co. (The) *	452,048
22,875	AMETEK, Inc.	1,052,708
9,400	Canadian National Railway Co.	952,878
7,600	Canadian Pacific Railway Ltd.	937,080
11,000	Carlisle Companies, Inc.	773,190
10,000	Chicago Bridge & Iron Co. N.V.	677,700
3,300	CLARCOR, Inc.	183,249
5,000	Clean Harbors, Inc. *	293,300
8,000	Copart, Inc. *	254,320
23,400	Danaher Corp.	1,622,088
8,000	Donaldson Co., Inc.	305,040
6,000	Equifax, Inc.	359,100
3,300	Esterline Technologies Corp. *	263,637
11,000	Fastenal Co.	552,750
7,000	FedEx Corp.	798,770
16,200	Flowserve Corp.	1,010,718
11,800	Franklin Electric Co., Inc.	464,920
14,000	General Dynamics Corp.	1,225,280
10,000	Healthcare Services Group, Inc.	257,600
12,950	HEICO Corp.	877,233
21,200	IDEX Corp.	1,383,300
10,888	Iron Mountain, Inc.	294,194
11,500	ITT Corp.	413,425
7,300	J.B. Hunt Transport Services, Inc.	532,389
11,400	Kansas City Southern	1,246,704
17,700	Kirby Corp. *	1,531,935
8,200	Lincoln Electric Holdings, Inc.	546,284
6,000	Nordson Corp.	441,780
7,300	Oshkosh Corp. *	357,554
12,000	Parker Hannifin Corp.	1,304,640
6,200	Precision Castparts Corp.	1,408,888
25,000	Republic Services, Inc.	834,000
6,000	Rockwell Automation, Inc.	641,640
27,400	Rollins, Inc.	726,374
12,200	Roper Industries, Inc.	1,621,014

See Notes to Financial Statements.

September 30, 2013

Shares		Value
17,000	Rush Enterprises, Inc. Class A *	$450,670
5,000	Ryanair Holdings PLC ADR	248,700
3,000	Snap-on, Inc.	298,500
13,000	Stericycle, Inc. *	1,500,200
12,000	Teledyne Technologies, Inc. *	1,019,160
22,200	Toro Co. (The)	1,206,570
10,600	Union Pacific Corp.	1,646,604
11,000	United Technologies Corp.	1,186,020
7,100	Valmont Industries, Inc.	986,261
4,800	W.W. Grainger, Inc.	1,256,208
18,400	Wabtec Corp.	1,156,808
26,350	Waste Connections, Inc.	1,196,553
		39,725,396

	INFORMATION TECHNOLOGY (6.5%)
15,000	Accenture PLC Class A	1,104,600
5,000	Alliance Data Systems Corp. *	1,057,350
10,000	Amphenol Corp. Class A	773,800
15,000	ANSYS, Inc. *	1,297,800
600	Apple, Inc.	286,050
8,000	Automatic Data Processing, Inc.	579,040
9,000	CGI Group, Inc. Class A * (1)	315,900
4,000	Cognizant Technology Solutions Corp. Class A *	328,480
1,000	Concur Technologies, Inc. *	110,500
6,800	Fiserv, Inc. *	687,140
8,100	j2 Global, Inc. (1)	401,112
2,700	MasterCard, Inc. Class A	1,816,506
15,000	NCR Corp. *	594,150
18,000	Salesforce.com, Inc. *	934,380
9,800	Trimble Navigation Ltd. *	291,158
8,300	Ultimate Software Group, Inc. (The) *	1,223,420
7,000	WEX, Inc. *	614,250
		12,415,636

	MATERIALS (5.3%)
6,000	Airgas, Inc.	636,300
7,000	AptarGroup, Inc.	420,910
23,000	Crown Holdings, Inc. *	972,440
13,000	Ecolab, Inc.	1,283,880
19,000	FMC Corp.	1,362,680
2,200	Hawkins, Inc.	83,028
500	NewMarket Corp. (1)	143,955
15,000	Packaging Corp. of America	856,350

Shares		Value
11,400	Praxair, Inc.	$1,370,394
6,000	Rockwood Holdings, Inc.	401,400
8,400	Sigma-Aldrich Corp.	716,520
19,000	Silgan Holdings, Inc.	893,000
16,000	Valspar Corp. (The)	1,014,880
		10,155,737

	TELECOMMUNICATION SERVICES (0.7%)
8,000	Crown Castle International Corp. *	584,240
9,000	SBA Communications Corp. Class A *	724,140
		1,308,380

	UTILITIES (2.0%)
33,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	328,680
7,800	Cleco Corp.	349,752
5,000	El Paso Electric Co.	167,000
4,000	ITC Holdings Corp.	375,440
4,400	MDU Resources Group, Inc.	123,068
7,000	NextEra Energy, Inc.	561,120
12,000	ONEOK, Inc.	639,840
15,000	Questar Corp.	337,350
5,000	Sempra Energy	428,000
2,600	South Jersey Industries, Inc.	152,308
3,000	Southwest Gas Corp.	150,000
6,000	Wisconsin Energy Corp.	242,280
		3,854,838
	TOTAL COMMON STOCKS (Cost $94,636,028) (70.6%)	135,039,587

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.2%)
$500,000	Federal Home Loan Bank 2.88%, 9/11/20	513,251
500,000	Federal Home Loan Mortgage Corporation 1.00%, 7/28/17	498,459
500,000	Federal Home Loan Mortgage Corporation 0.75%, 1/12/18	487,218
800,000	Federal Home Loan Mortgage Corporation 1.75%, 5/30/19	794,660
117,336	Federal Home Loan Mortgage Corporation 4.50%, 10/15/27	121,167

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Principal
Amount		Value
$286,584	Federal Home Loan Mortgage Corporation 2.00%, 1/15/33	$278,022
108,716	Federal Home Loan Mortgage Corporation, Gold PC Pool #A47613 5.00%, 11/1/35	117,356
495,836	Federal Home Loan Mortgage Corporation, Gold PC Pool #A95174 4.00%, 11/1/40	518,446
415,477	Federal Home Loan Mortgage Corporation, Gold PC Pool #A95404 4.00%, 12/1/40	434,393
576,043	Federal Home Loan Mortgage Corporation, Gold PC Pool #A97264 4.00%, 2/1/41	602,363
93,617	Federal Home Loan Mortgage Corporation, Gold PC Pool #C03516 4.00%, 9/1/40	97,881
131,887	Federal Home Loan Mortgage Corporation, Gold PC Pool #G06927 5.00%, 2/1/37	142,505
340,129	Federal Home Loan Mortgage Corporation, Gold PC Pool #G08469 3.50%, 12/1/41	345,486
408,940	Federal Home Loan Mortgage Corporation, Gold PC Pool #G08488 3.50%, 4/1/42	415,381
101,650	Federal Home Loan Mortgage Corporation, Gold PC Pool #J03316 5.00%, 9/1/21	107,713
575,097	Federal Home Loan Mortgage Corporation, Gold PC Pool #J13885 3.50%, 12/1/25	605,743
309,076	Federal Home Loan Mortgage Corporation, Gold PC Pool #Q05649 4.00%, 1/1/42	323,249
382,449	Federal Home Loan Mortgage Corporation, Gold PC Pool #Q05714 4.00%, 1/1/42	399,935
500,000	Federal National Mortgage Association 0.38%,12/21/15	498,678
317,158	Federal National Mortgage Association 4.50%, 4/1/40	338,554
58,707	Federal National Mortgage Association 4.50%, 7/1/40	62,711

Principal
Amount		Value
$286,523	Federal National Mortgage Association Pool #745275 5.00%, 2/1/36	$310,630
489,807	Federal National Mortgage Association Pool #AA7720 4.00%, 8/1/39	513,675
985,807	Federal National Mortgage Association Pool #AB1796 3.50%, 11/1/40	1,004,261
265,695	Federal National Mortgage Association Pool #AB5024 3.00%, 4/1/42	259,792
419,698	Federal National Mortgage Association Pool #AB6286 2.50%, 9/1/27	422,692
600,000	Federal National Mortgage Association Pool #AB9386 4.00%, 5/1/43	629,827
300,000	Federal National Mortgage Association Pool #AC8908 4.50%, 1/1/40	320,200
750,000	Federal National Mortgage Association Pool #AH6186 4.00%, 2/1/41	765,703
238,588	Federal National Mortgage Association Pool #AH7205 4.50%, 3/1/41	255,084
473,045	Federal National Mortgage Association Pool #AH8932 4.50%, 4/1/41	505,904
405,755	Federal National Mortgage Association Pool #AJ6932 3.00%, 11/1/26	420,461
173,841	Federal National Mortgage Association Pool #AQ0287 3.00%, 10/1/42	169,978
497,740	Federal National Mortgage Association Pool #AQ3960 3.00%, 8/1/28	516,222
479,764	Federal National Mortgage Association Pool #AR0930 2.50%, 1/1/28	482,890
500,000	Federal National Mortgage Association Pool #AT8849 4.00%, 6/1/43	524,888
302,017	Federal National Mortgage Association Pool #MA3894 4.00%, 9/1/31	323,365

See Notes to Financial Statements.

September 30, 2013

Principal
Amount		Value
$549,689	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA 4.50%, 10/25/39	$593,231
289,320	Federal National Mortgage Association REMIC Trust Series 2013-18 Class AE 2.00%, 3/25/28	276,989
236,974	Federal National Mortgage Association REMIC Trust Series 2013-41 Class WD 2.00%, 11/25/42	230,054
250,000	Federal National Mortgage Association TBA 3.50%, 10/1/43	254,492
750,000	Federal National Mortgage Association TBA 4.00%, 10/1/43	786,680
378,624	Government National Mortgage Association 5.50%, 1/15/36	417,609
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,726,083) (9.2%)	17,687,798
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	246,008
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	255,186
250,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	235,040

Principal
Amount		Value
$250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	$233,292
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,035,029) (0.5%)	969,526
CORPORATE BONDS & NOTES (6.9%)
	COMMUNICATIONS (0.7%)
250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	268,793
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	250,806
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 6.00%, 11/15/17	228,144
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	233,408
300,000	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	385,416
		1,366,567

	CONSUMER, CYCLICAL (0.7%)
214,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	233,260
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	269,067
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	224,499
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	237,347
250,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	280,625
		1,244,798

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Principal
Amount		Value
	CONSUMER, NON-CYCLICAL (0.9%)
$250,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18	$245,472
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	148,603
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	230,938
100,000	Humana, Inc., Senior Unsecured Notes, 3.15%, 12/1/22	93,040
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	495,940
250,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	244,685
250,000	Teva Pharmaceutical Finance Co. BV, Series 2, Guaranteed Notes, 3.65%, 11/10/21	248,135
		1,706,813

	ENERGY (0.4%)
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 3.70%, 6/1/15	313,691
250,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	248,279
250,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	253,035
		815,005

	FINANCIAL (3.4%)
500,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	469,322
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (3)	253,172
250,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	250,152
250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	234,190

Principal
Amount		Value
$200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	$225,705
250,000	Bank of New York Mellon Corp. (The), Senior Unsecured Notes, 0.70%, 10/23/15	249,722
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	170,172
200,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	194,158
350,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	351,591
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (3)	247,488
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	242,990
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	248,033
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.01%, 8/11/15 (2)	251,171
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	529,922
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, 5/15/18 (3)	243,125
250,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	277,161
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	167,546
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	203,501
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	524,620
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	500,263

See Notes to Financial Statements.

September 30, 2013

Principal
Amount		Value
$250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	$250,490
250,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	231,440
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	233,991
		6,549,925

	INDUSTRIAL (0.5%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	259,183
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	90,967
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	258,862
250,000	Ryder System, Inc. MTN, Senior Unsecured Notes, 2.35%, 2/26/19	244,279
		853,291

	UTILITIES (0.3%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	216,729
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	148,373
250,000	Florida Power & Light Co., 4.95%, 6/1/35	266,099
		631,201
	TOTAL CORPORATE BONDS & NOTES (Cost $13,432,929) (6.9%)	13,167,600
FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
250,000	Asian Development Bank MTN, Senior Unsecured Notes, 1.38%, 3/23/20	240,008

Principal
Amount		Value
$500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	$498,222
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $749,417) (0.4%)	738,230
LONG-TERM MUNICIPAL SECURITIES (0.3%)
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	305,729
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	230,145
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $585,960) (0.3%)	535,874
U.S. TREASURY OBLIGATIONS (7.7%)
	U.S. TREASURY NOTES & BONDS (7.7%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	446,359
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	646,852
250,000	U.S. Treasury Bonds, 3.75%, 8/15/41	254,140
350,000	U.S. Treasury Bonds, 3.63%, 8/15/43	345,953
500,000	U.S. Treasury Notes, 0.25%, 5/31/14	500,547
1,000,000	U.S. Treasury Notes, 0.25%, 2/15/15	1,000,742
300,000	U.S. Treasury Notes, 0.25%, 3/31/15	300,141
500,000	U.S. Treasury Notes, 0.38%, 6/15/15	500,879
300,000	U.S. Treasury Notes, 1.88%, 6/30/15	308,297
250,000	U.S. Treasury Notes, 0.38%, 8/31/15	250,293

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Principal
Amount		Value
$900,000	U.S. Treasury Notes, 1.75%, 5/31/16	$928,898
2,350,000	U.S. Treasury Notes, 1.00%, 9/30/16	2,374,233
250,000	U.S. Treasury Notes, 0.88%, 12/31/16	250,860
400,000	U.S. Treasury Notes, 1.00%, 3/31/17	401,844
300,000	U.S. Treasury Notes, 1.88%, 10/31/17	309,375
500,000	U.S. Treasury Notes, 0.63%, 11/30/17	489,804
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	491,523
1,850,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,848,699
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	597,094
500,000	U.S. Treasury Notes, 1.25%, 1/31/19	493,672
150,000	U.S. Treasury Notes, 1.38%, 2/28/19	148,828
400,000	U.S. Treasury Notes, 1.00%, 8/31/19	383,844
400,000	U.S. Treasury Notes, 1.38%, 1/31/20	388,844
1,000,000	U.S. Treasury Notes, 1.13%, 3/31/20	952,891
200,000	U.S. Treasury Notes, 2.00%, 2/15/22	194,500
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,149,263) (7.7%)	14,809,112
SHORT-TERM INVESTMENTS (6.0%)
	REPURCHASE AGREEMENTS (4.5%)
8,600,000	With Morgan Stanley, 0.02%, dated 09/30/13, due 10/01/13, delivery value $8,600,005 (collateralized by $8,735,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $8,778,574)	8,600,000
Principal
Amount		Value
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (1.5%)
$1,036,348	Joint Repurchase Agreement with Morgan Stanley, 0.05%, dated 09/30/13, due 10/01/13, delivery value $1,036,349 (collateralized by $1,057,075 U.S. Treasury STRIPS Zero Coupon Notes due 11/15/15 - 08/15/23, U.S. Treasury Notes 0.250% - 1.250% due 09/15/15 - 09/30/15, and U.S. Treasury Bonds 6.125% due 11/15/27, with a value of $1,046,243)	$1,036,348
1,083,454	Joint Repurchase Agreement with Barclays, 0.06%, dated 09/30/13, due 10/01/13, delivery value $1,083,456 (collateralized by $1,105,127 U.S. Treasury Inflation Indexed Notes 0.500% due 04/15/15, with a value of $1,102,650)	1,083,454
706,601	Joint Repurchase Agreement with Credit Suisse First Boston, 0.05%, dated 09/30/13, due 10/01/13, delivery value $706,602 (collateralized by $720,803 U.S. Treasury Notes 0.250% due 10/15/15, with a value of $719,975)	706,601
		2,826,403
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,426,403) (6.0%)	11,426,403

See Notes to Financial Statements.

September 30, 2013

Principal
Amount	Value
TOTAL INVESTMENT SECURITIES (101.6%) (Cost $154,741,111)	$194,374,130
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.6%)	(2,981,877)
NET ASSETS (100%)	$191,392,253
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($191,392,253 ÷ 7,308,461 shares outstanding)	$26.19

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $ 2,761,296.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

See Notes to Financial Statements.

Statements of Assets and Liabilities at September 30, 2013 (Unaudited)

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Asset Allocation Fund, Inc.

Assets:
Investment securities, at value*
Investments(1)	$326,114,346	$182,947,727
Repurchase agreements(2)	36,920,798	11,426,403
Total investments, at value	$363,035,144	$194,374,130

Cash	1,907,820	834,702
Receivable for capital shares sold	263,477	1,287,421
Interest and dividends receivable	239,334	344,344
Receivable for securities sold	—	206,349
Prepaid expenses	23,786	26,872
Receivable for securities lending income	4,136	1,375
Other receivables	3,387	3,940
Total Assets	365,477,084	197,079,133

Liabilities:
Payable upon return of securities on loan	16,692,424	2,838,583
Payable for securities purchased	900,323	2,564,184
Payable for capital shares redeemed	428,526	159,217
Accrued expenses:
Advisory fee	211,279	99,877
Service and distribution plan fees	70,426	23,049
Directors’ fees and expenses	861	—
Other	60,984	1,970
Total Liabilities	18,364,823	5,686,880
Net Assets	$347,112,261	$191,392,253

Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000 shares)	$7,233	$7,308
Additional paid-in capital	175,662,546	146,311,066
Undistributed (distributions in excess of) net investment income	(492,138)	313,979
Accumulated net realized gain on investments and foreign currency	26,925,710	5,126,811
Net unrealized appreciation of:
Investments and foreign currency translations	145,008,910	39,633,089
Net Assets	$347,112,261	$191,392,253
Shares Outstanding	7,232,587	7,308,461
Net Asset Value, Offering and Redemption Price per Outstanding Share	$47.99	$26.19
* Includes securities on loan of	$16,333,274	$2,761,296
(1)Cost of investments	$181,105,436	$143,314,708
(2)Cost of repurchase agreements	$36,920,798	$11,426,403

See Notes to Financial Statements.
23

Statements of Operations for the Six Months Ended September 30, 2013 (unaudited)

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Asset Allocation Fund, Inc.

Investment Income:
Dividends (net of foreign withholding tax of $2,407 and $8,707,respectively)	$1,816,402	$736,964
Interest	5,111	457,658
Securities lending income	28,512	7,960
Total Income	1,850,025	1,202,582
Expenses:
Advisory fee	1,223,043	572,168
Service and distribution plan fees	405,969	220,010
Sub-transfer agent fees	82,761	45,985
Custodian fees	44,465	43,697
Auditing and legal fees	84,902	41,622
Transfer agent fees	73,504	17,511
Directors’ fees and expenses	32,440	16,791
Printing and postage	48,696	26,662
Registration and filing fees	16,433	18,137
Insurance	16,975	7,686
Other	22,128	10,087
Total Expenses Before Fees Waived	2,051,316	1,020,356
Less: Service and Distribution Plan Fees Waived	—	(88,026)
Net Expenses	2,051,316	932,330
Net Investment Income (Loss)	(201,291)	270,252

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain (Loss) From:
Investments	13,650,914	2,998,543
Foreign currency transactions	—	(320)
	13,650,914	2,998,223
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments	27,667,651	7,184,320
Foreign currency transactions	—	33
	27,667,651	7,184,353

Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	41,318,565	10,182,576
Net Increase in Net Assets from Operations	$41,117,274	$10,452,828

See Notes to Financial Statements.
24

Statement of Changes in Net Assets for the Six Months Ended September 30, 2013 (unaudited) and for the Year Ended March 31, 2013

	Value Line Small Cap Opportunities Fund, Inc.
	Six Months Ended September 30, 2013 (unaudited)	Year Ended March 31, 2013

Operations:
Net investment income (loss)	$(201,291)	$175,236
Net realized gain on investments	13,650,914	28,569,670
Change in net unrealized appreciation/(depreciation)	27,667,651	19,626,598
Net increase in net assets from operations	41,117,274	48,371,504

Distributions to Shareholders:
Net investment income	—	(268,724)
Net realized gain from investment transactions	—	(11,021,270)
Total Distributions	—	(11,289,994)

Capital Share Transactions:
Proceeds from sale of shares	20,425,006	25,354,365
Proceeds from reinvestment of dividends and distributions to shareholders	—	11,057,106
Cost of shares redeemed	(23,184,174)	(61,577,701)
Net decrease in net assets from capital share transactions	(2,759,168)	(25,166,230)
Total Increase in Net Assets	38,358,106	11,915,280

Net Assets:
Beginning of period	308,754,155	296,838,875
End of period	$347,112,261	$308,754,155
Distributions in excess of net investment income, at end of period	$(492,138)	$(290,847)

See Notes to Financial Statements.
25

Statement of Changes in Net Assets for the Six Months Ended September 30, 2013 (unaudited) and for the Year Ended March 31, 2013

	Value Line Asset Allocation Fund,Inc.
	Six Months Ended September 30, 2013 (unaudited)	Year Ended March 31, 2013
Operations:
Net investment income	$270,252	$547,108
Net realized gain on investments and foreign currency	2,998,223	3,276,103
Change in net unrealized appreciation/(depreciation)	7,184,353	11,242,500
Net increase in net assets from operations	10,452,828	15,065,711

Distributions to Shareholders:
Net investment income	—	(518,992)
Net realized gain from investment transactions	—	(2,841,770)
Total Distributions	—	(3,360,762)

Capital Share Transactions:
Proceeds from sale of shares.	45,788,377	101,644,757
Proceeds from reinvestment of dividends and distributions to shareholders	54	3,278,001
Cost of shares redeemed	(24,130,120)	(34,160,483)
Net increase in net assets from capital share transactions	21,658,311	70,762,275
Total Increase in Net Assets	32,111,139	82,467,224

Net Assets:
Beginning of period	159,281,114	76,813,890
End of period	$191,392,253	$159,281,114
Undistributed net investment income, at end of period	$313,979	$43,727

See Notes to Financial Statements.
26

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line Small Cap Opportunities Fund, Inc. and the Value Line Asset Allocation Fund, Inc., (individually a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Value Line Small Cap Opportunities Fund, Inc.’s primary investment objective is long-term growth of capital. The Value Line Asset Allocation Fund, Inc., seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Value Line Asset Allocation Fund, Inc. will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of their financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

27

September 30, 2013

(B) Fair Value Measurements: The Funds follow fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ investments in securities as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Value Line Small Cap Opportunities Fund, Inc. Assets:
Common Stocks	$326,114,346	$—	$—	$326,114,346
Short-Term Investments	—	36,920,798	—	36,920,798
Total	$326,114,346	$36,920,798	$—	$363,035,144

Value Line Asset Allocation Fund, Inc. Assets:
Common Stocks	$135,039,587	$—	$—	$135,039,587
U.S. Government Agency Obligations	—	17,687,798	—	17,687,798
Commercial Mortgage-Backed Securities	—	969,526	—	969,526
Corporate Bonds & Notes	—	13,167,600	—	13,167,600
Foreign Government Obligations	—	738,230	—	738,230
Long-Term Municipal Securities	—	535,874	—	535,874
U.S. Treasury Obligations	—	14,809,112	—	14,809,112
Short-Term Investments	—	11,426,403	—	11,426,403
Total	$135,039,587	$59,334,543	$—	$194,374,130

The Funds follow the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that were meaningful in relation to their net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

28

Notes to Financial Statements (unaudited)

For the six months ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedules’ investments by category.

(C) Repurchase Agreements: Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with selected commercial banks and broker-dealers, under which the Funds acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. Each Fund, through the custodian or a sub-custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Funds’ custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Funds’ policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, under the Master Repurchase Agreement, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

At period end, Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc., respectively, had investments in repurchase agreements with a gross value of $20,300,000 and $8,600,000 on the Statements of Assets and Liabilities. The value of each Fund’s related collateral exceeded the value of the repurchase agreements at period end.

(D) Federal Income Taxes: It is the policy of the Funds to each qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of their investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended March 31, 2010 through March 31, 2013), and has concluded that no provision for federal or state income tax is required in the Funds’ financial statements. The Funds’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

29

September 30, 2013

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Funds own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in the Statement of Operations.

Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds.

The Funds enter into joint repurchase agreements whereby their uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the funds to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Funds at the six months ended had been entered into on September 30, 2013.

30

Notes to Financial Statements (unaudited)

As of September 30, 2013, the Funds loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral	Total Collateral (including Calculated Mark)
Value Line Small Cap Opportunities Fund, Inc.	$16,333,274	$16,692,424	$16,693,304
Value Line Asset Allocation Fund, Inc.	2,761,296	2,838,583	2,826,655

(K) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2013 (unaudited)	Year Ended March 31, 2013

Value Line Small Cap Opportunities Fund, Inc.
Shares sold	458,836	656,466
Shares issued to shareholders in reinvestment of dividends and distributions	—	296,835
Shares redeemed	(518,608)	(1,624,449)
Net decrease	(59,772)	(671,148)
Dividends per share from net investment income	$—	$0.0383
Distributions per share from net realized gains	$—	$1.5716
Value Line Asset Allocation Fund, Inc.
Shares sold	1,812,738	4,390,262
Shares issued to shareholders in reinvestment of dividends and distributions	2	144,151
Shares redeemed	(956,865)	(1,474,890)
Net increase	855,875	3,059,523
Dividends per share from net investment income	$—	$0.0978
Distributions per share from net realized gains	$—	$0.5354

31

September 30, 2013

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Fund	Purchases of Investment Securities	Sales of Investment Securities	Purchases of U.S Government Agency Obligations	Sales of U.S Government Agency Obligations
Value Line Small Cap Opportunities Fund, Inc.	$31,057,069	$21,544,539	$—	$—
Value Line Asset Allocation Fund, Inc.	36,581,782	17,222,813	13,490,320	8,080,970

4. Income Taxes

At September 30, 2013, information on the tax components of capital is as follows:

Fund	Cost of investments for tax purposes	Gross tax unrealized appreciation	Gross tax unrealized depreciation	Net tax unrealized appreciation on investments
Value Line Small Cap Opportunities Fund, Inc.	$218,026,234	$145,277,467	$(268,557)	$145,008,910
Value Line Asset Allocation Fund, Inc.	154,741,111	41,278,078	(1,645,059)	39,633,019

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

Advisory fees of $1,223,043 and $572,168 for the Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc., respectively, were paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended September 30, 2013. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly for the Value Line Small Cap Opportunities Fund, Inc. and was computed at an annual rate of 0.65% of the daily net assets during the period and paid monthly for the Value Line Asset Allocation Fund, Inc. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Funds’ Board of Directors, to act as officers of the Funds and pays their salaries.

The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets. For the six months ended September 30, 2013, fees amounting to $405,969 and $220,010 before fee waivers for the Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc., respectively, were paid or payable to the Distributor under this plan. Effective March 1, 2009, and renewed annually, the Distributor contractually agreed to waive 0.10% of the Value Line Asset Allocation Fund, Inc.’s, 12b-1 fee. For the six months ended September 30, 2013, the fees waived amounted to $88,026 for Value Line Asset Allocation Fund, Inc. The Distributor has no right to recoup previously waived amounts.

32

Notes to Financial Statements (unaudited)

Effective July 5, 2012, the Funds have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is equal to the lower of (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account maintained by the financial intermediary with the Funds were a direct account with the Funds and (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. In addition, the amount of sub-transfer agency fees payable by the Fund’s to all financial intermediaries in the aggregate is subject to a maximum cap of 0.05% of each Fund’s average daily net assets. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary. For the six months ended September 30, 2013, fees amounting to $82,761 and $45,985 for the Value Line Small Cap Opportunities Fund, Inc. and Value Line Asset Allocation Fund, Inc., respectively, were paid under the sub TA plan.

Each Fund bears direct expenses incurred specifically on its behalf while common expenses of the Value Line Funds are allocated proportionately based upon each Fund’s respective net assets. The Funds bear all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Funds. At September 30, 2013, the officers & Directors of the Value Line Small Cap Opportunities Fund, Inc. as a group owned 837 shares, representing less than 1% of the outstanding shares and the officers and Director of the Value Line Asset Allocation Fund, Inc. as a group owned 1,146 shares, representing less than 1% of the outstanding shares.

33

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Value Line Small Cap Opportunities Fund, Inc.
	Six Months Ended September 30, 2013 (unaudited)

			Years Ended March 31,
			2013	2012	2011	2010		2009
Net asset value, beginning of period	$42.34		$37.27	$34.29	$27.37	$18.66		$30.47
Income from investment operations:
Net investment income/(loss)	(0.03)		0.02	(0.14)	(0.14)	(0.13)		(0.13)
Net gains or (losses) on securities (both realized and unrealized)	5.68		6.66	3.12	7.06	8.84		(11.47)
Total from investment operations	5.65		6.68	2.98	6.92	8.71		(11.60)

Less distributions:
Dividends from net investment income	—		(0.04)	—	—	—		—
Distributions from net realized gains	—		(1.57)	—	—	—		(0.21)
Total distributions	—		(1.61)	—	—	—		(0.21)
Net asset value, end of period	$47.99		$42.34	$37.27	$34.29	$27.37		$18.66
Total return	13.34	%(1)	18.51%	8.69%	25.28%	46.68%		(38.11)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$347,112		$308,754	$296,839	$321,812	$438,147		$469,544
Ratio of gross expenses to average net assets(2)	1.26	%(3)	1.28%	1.25%	1.21%	1.20	% (4)	1.18%
Ratio of net investment income/(loss) to average net assets	(0.12	)%(3)	0.06%	(0.39)%	(0.38)%	(0.40)%		(0.41)%
Portfolio turnover rate	7	%(1)	10%	24%	4%	2%		17%

(1)	Not annualized.
(2)	Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the periods shown.
(3)	Annualized.
(4)
Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund. The ratio of expenses to average net assets net of the reimbursement would have been 1.15% for the year ended March 31, 2010.

See Notes to Financial Statements.
34

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Value Line Asset Allocation Fund, Inc.
	Six Months Ended September 30, 2013 (unaudited)

			Years Ended March 31,
			2013	2012	2011	2010		2009
Net asset value, beginning of period	$24.68		$22.64	$21.38	$17.95	$13.77		$20.31
Income from investment operations:
Net investment income	0.04		0.10	0.06	0.08	0.12		0.13
Net gains or (losses) on securities (both realized and unrealized)	1.47		2.57	1.88	3.44	4.20		(6.13)
Total from investment operations	1.51		2.67	1.94	3.52	4.32		(6.00)
Less distributions:
Dividends from net investment income	—		(0.10)	(0.13)	(0.09)	(0.14)		(0.07)
Distributions from net realized gains	—		(0.53)	(0.55)	—	—		(0.47)
Total distributions	—		(0.63)	(0.68)	(0.09)	(0.14)		(0.54)
Net asset value, end of period	$26.19		$24.68	$22.64	$21.38	$17.95		$13.77
Total return	6.12	%(1)	12.05%	9.38%	19.65%	31.40%		(29.62)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$191,392		$159,281	$76,814	$63,153	$58,953		$63,943
Ratio of gross expenses to average net assets(2)	1.16	%(3)	1.25%	1.34%	1.26%	1.31	%(4)	1.19%
Ratio of net expenses to average net assets(5)	1.06	%(3)	1.15%	1.24%	1.16%	1.16	%(6)	1.17%
Ratio of net investment income to average net assets	0.31	%(3)	0.48%	0.28%	0.39%	0.43%		0.49%
Portfolio turnover rate	15	%(1)	40%	53%	34%	30%		20%

(1)	Not annualized.
(2)
Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.18% for the year ended March 31, 2009 and would have been unchanged for the other periods shown.

(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.
35

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENTS
FOR VALUE LINE ASSET ALLOCATION FUND, INC.
AND VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC.

The Investment Company Act of 1940 (the “1940 Act”) requires the Boards of Directors (the “Board”) of Value Line Asset Allocation Fund, Inc. (“Asset Allocation Fund”) and Value Line Small Cap Opportunities Fund, Inc. (formerly, Value Line Emerging Opportunities Fund, Inc., “Small Cap Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”), including a majority of each Board’s Directors who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of each Fund’s investment advisory agreement (each, an “Agreement”) with its investment adviser, EULAV Asset Management.1

In considering whether the continuance of the Agreement was in the best interests of each Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of such Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of each Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Funds and any officers of the Adviser. In selecting the Adviser and approving the continuance of each Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting specifically focused upon the review of the Agreements and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreements. These materials included information for each Fund regarding: (i) the investment performance of the Fund, including comparisons to a peer group of funds representing its Performance Universe (as defined below), and its benchmark index, both as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) purchases and redemptions of the Fund’s shares; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including the Distributor); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under each of the Agreements. In a separate executive session, the Independent Directors reviewed information for each Fund, which included data comparing: (i) the Fund’s management fee, transfer agent, sub-transfer agent and custodian fees, Rule 12b-1 fee, and other non-management expenses, to those incurred by a peer group of funds representing its Expense Group (as defined below), and a peer group of funds representing its Expense Universe (as defined below); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

1 For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). Likewise, for periods prior to December 23, 2010, the term “Distributor” refers to the predecessor entities of the Fund’s current distributor, EULAV Securities LLC (the “Distributor”), which included EULAV Securities, Inc. and Value Line Securities, Inc.

36

Asset Allocation Fund. The Performance Universe for Asset Allocation Fund consists of the Fund and all retail and institutional mixed-asset target allocation growth funds, regardless of asset size or primary channel of distribution. The Expense Group for the Fund consists of the Fund and 14 other retail no-load mixed-asset target allocation growth funds (excluding outliers), as selected objectively by Lipper. The Expense Universe for the Fund consists of its Expense Group and all other retail no-load mixed-asset target allocation growth funds (excluding outliers), as selected objectively by Lipper.

Small Cap Opportunities Fund. The Performance Universe for Small Cap Opportunities Fund consists of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Expense Group for the Fund consists of the Fund and 17 other retail no-load small-cap growth funds (excluding outliers), as selected objectively by Lipper. The Expense Universe for the Fund consists of its Expense Group and all other retail no-load small-cap growth funds (excluding outliers), as selected objectively by Lipper.

In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for each Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) each Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The Board observed that there is a range of investment options available to shareholders of the Funds, including other mutual funds, and that each Fund’s shareholders have chosen to invest in the Fund.

The following summarizes matters considered by the Board in connection with its continuance of each of the Agreements. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed each Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index.

Asset Allocation Fund. The Board noted that the Fund outperformed the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2013.

Small Cap Opportunities Fund. The Board noted that the Fund outperformed the Performance Universe average and the Lipper Index for the one-year, three-year and ten-year periods ended March 31, 2013. The Board also noted that the Fund’s performance for the five-year period ended March 31, 2013 was above the performance of the Lipper Index but not the Performance Universe average. The Board considered that the Fund’s performance in periods prior to January 2013 was achieved prior to a change in the Fund’s principal investment strategy that increased concentration in small capitalization companies from 65% to 80% of the Fund’s total assets under normal conditions.

37

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of each Fund’s portfolio, seeking to achieve the applicable Fund’s investment objectives and adhering to such Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations. The Board viewed favorably: (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire; (ii) the continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive; and (iii) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that each Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee. The Board considered the Adviser’s management fee under each of the Agreements relative to the management fee applicable to the funds in each Fund’s Expense Group and Expense Universe averages, both before and after applicable fee waivers. After a review of the information set forth below, the Board concluded that each of the Fund’s management fee rates was satisfactory for the purpose of approving continuance of each Fund’s Agreement.

Asset Allocation Fund. Before giving effect to fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was higher than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of the Expense Group median and higher than that of the Expense Universe median.

Small Cap Opportunities Fund. Before giving effect to fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was less than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of the Expense Group median and the Expense Universe median.

Expenses. The Board also considered each Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. After a review of the information set forth below, the Board concluded that each Fund’s average expense ratio was satisfactory for the purpose of approving continuance of the Fund’s Agreement.

Asset Allocation Fund. The Distributor and the Board agreed that the Distributor will extend the existing contractual waiver of a portion of the Fund’s Rule 12b-1 fee for another one-year period ending July 31, 2014. This waiver effectively reduces the Fund’s Rule 12b-1 fee rate from 0.25% to 0.15% of the Fund’s average daily net assets. Such waiver cannot be changed during the contractual waiver period without the approval of the Board and the Distributor. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was slightly lower than that of the Expense Group median and higher than that of the Expense Universe median, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe.2

2 The expenses used in the comparison were provided by the Adviser, since the audited financial data for the Fund’s fiscal year ended March 31, 2013 was not available.

38

Small Cap Opportunities Fund. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was higher that of the Expense Group median and the Expense Universe median, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe.3

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Funds’ overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with each of the Funds, such as a more robust website. The Board reviewed the services provided by the Adviser and the Distributor in supervising each of the Fund’s third-party service providers. The Board also reviewed the services of the Distributor in engaging financial intermediaries to provide sub-transfer agency and related services to shareholders who hold their shares of a Fund in omnibus accounts. The Board noted that the Distributor and the Adviser retained no portion of a Fund’s sub-transfer agency fees as compensation for these services, but the Board considered that the Fund’s payment of such fees to financial intermediaries might reduce amounts that the Distributor or the Adviser would otherwise pay out of their own resources to the financial intermediaries. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to each Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to each Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to each Fund, including the financial results derived from each Fund’s Agreement, was within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with each Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Funds.

Economies of Scale. The Board considered that, given the current and anticipated size of each Fund, any perceived and potential economies of scale were not yet a significant consideration for either Fund and that the addition of break points to the fee structure was not currently necessary.

3 The expenses used in the comparison were provided by the Adviser, since the audited financial data for the Fund’s fiscal year ended March 31, 2013 was not available.

39

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Funds.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreements and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which each Fund pays a management fee to the Adviser under its Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that each Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue each Agreement as in the best interest of that Fund and its shareholders.

40

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30 is available through the Funds’ website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

41

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43

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today — a diversified family of no-load mutual funds with a wide range of investment objectives — ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Core Bond Fund** seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Small Cap Opportunities Fund*** invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Formerly known as the Value Line Aggressive Income Trust.

***	Formerly known as the Value Line Emerging Opportunities Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

44

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.   Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.   Exhibits.

(a)	Not Applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By          /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date:      December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By:         /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date:  December 5, 2013